PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Total costs	¥ 94,742		¥ 77,280
Less: accumulated depreciation and amortization	(75,842)		(68,180)
Property and equipment, net	18,900	$ 2,740	9,100
Leasehold improvement
Property Plant And Equipment [Line Items]
Total costs	8,093		8,093
Motor vehicles
Property Plant And Equipment [Line Items]
Total costs	3,038		1,993
Electronic equipment
Property Plant And Equipment [Line Items]
Total costs	74,360		58,561
Office equipment & furniture
Property Plant And Equipment [Line Items]
Total costs	7,844		7,226
Software
Property Plant And Equipment [Line Items]
Total costs	¥ 1,407		¥ 1,407